Business Combinations - Summary of Preliminary Components of Cash Paid to Acquire Company (Detail) (Blackstone Group [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Nov. 16, 2012	Dec. 31, 2012
Blackstone Group [Member]
Business Acquisition [Line Items]
Revolving line of credit		$ 10,000			$ 10,000
Issuance of bonds, net of issuance costs		1,246,646			1,246,646
Contributed equity		713,821			713,821
Less: Transaction costs	(31,885)	(31,540)	(4,097)	(23,461)	(31,540)
Less: Net worth adjustment		(3,289)			(5,368)
Total consideration transferred		$ 1,935,638			$ 1,933,559